Schedule of Assets - Schedule of Assets Held at End of Year (Details) - EBP 001	12 Months Ended
Dec. 31, 2024 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	401(k) EMPLOYEE STOCK OWNERSHIP PLAN
Entity Tax Identification Number	20-4303726
EBP, Plan Number	001
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 10,976
EBP, Asset Held for Investment, Total	24,456,899,000
Investment, Identifier [Axis]: AB Large Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 613,472,000
EBP, Investment, Issuer Name [Extensible Enumeration]	AB Large Cap Growth Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds 2010 Target Date
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 19,384,000
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds 2010 Target Date [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds 2020 Target Date
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 79,552,000
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds 2020 Target Date [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds 2025 Target Date
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 60,988,000
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds 2025 Target Date [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds 2030 Target Date
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,742,636,000
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds 2030 Target Date [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds 2035 Target Date
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,496,636,000
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds 2035 Target Date [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds 2040 Target Date
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,296,234,000
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds 2040 Target Date [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds 2045 Target Date
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 955,198,000
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds 2045 Target Date [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds 2050 Target Date
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,176,657,000
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds 2050 Target Date [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds 2055 Target Date
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 610,645,000
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds 2055 Target Date [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds 2060 Target Date
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 583,222,000
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds 2060 Target Date [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds 2065 Target Date
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 208,662,000
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds 2065 Target Date [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds Bond Fund of America
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 45,976,000
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Bond Fund of America [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds New Perspective
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,140,000
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds New Perspective [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds New World Funds
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 18,248,000
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds New World Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds Small Cap World
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 17,760,000
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Small Cap World [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Cash
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 633,263,000
EBP, Investment, Issuer Name [Extensible Enumeration]	us-gaap:CashSettlementMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Interest-Bearing Deposits [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Cohen & Steers Real Estate
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 16,176,000
EBP, Investment, Issuer Name [Extensible Enumeration]	Cohen & Steers Real Estate [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Columbia Small Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 61,257,000
EBP, Investment, Issuer Name [Extensible Enumeration]	Columbia Small Cap Value Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: DFA U.S. Small Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 58,537,000
EBP, Investment, Issuer Name [Extensible Enumeration]	DFA U.S. Small Cap Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Federated High Yield Bond
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 129,683,000
EBP, Investment, Issuer Name [Extensible Enumeration]	Federated High Yield Bond [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 141,365,000
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Mid Cap Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Hartford Schroders Intl MCV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 37,395,000
EBP, Investment, Issuer Name [Extensible Enumeration]	Hartford Schroders Intl MCV [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: IShares Gold Trust ETF
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 23,127,000
EBP, Investment, Issuer Name [Extensible Enumeration]	IShares Gold Trust ETF [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Investco Discovery Mid Cap Growth
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 114,585,000
EBP, Investment, Issuer Name [Extensible Enumeration]	Investco Discovery Mid Cap Growth [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JH Multimanager Aggressive LS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 588,613,000
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	JH Multimanager Aggressive LS [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JH Multimanager Balanced LS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,438,971,000
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	JH Multimanager Balanced LS [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JH Multimanager Conservative LS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 268,414,000
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	JH Multimanager Conservative LS [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JH Multimanager Growth LS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,565,690,000
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	JH Multimanager Growth LS [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JH Multimanager Moderate LS
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 211,094,000
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	JH Multimanager Moderate LS [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: John Hancock 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 750,504,000
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	John Hancock 500 Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: John Hancock Stable Value
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 906,481,000
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	John Hancock Stable Value [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: MFS Mid Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 35,892,000
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS Mid Cap Value Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Putnam Large Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 177,074,000
EBP, Investment, Issuer Name [Extensible Enumeration]	Putnam Large Cap Value Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Putnam Small Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 77,595,000
EBP, Investment, Issuer Name [Extensible Enumeration]	Putnam Small Cap Growth Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: River Financial Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 5,098,252,000
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,221,469,000
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	River Financial Corporation [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:CommonStockMember
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Health Science
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 10,947,000
EBP, Investment, Issuer Name [Extensible Enumeration]	T. Rowe Price Health Science [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Total Intl Stock Idx
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 62,357,000
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Total Intl Stock Idx [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember